Schedule of Maturity of Operating Lease Liabilities (Details) - HCYC Group Company Limited [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
2026	$ 134,254
Year 3	45,124
Total lease payments	179,378
Less: imputed interest	5,400
Total operating lease obligations	$ 173,978	$ 295,220